Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents		$ 950
Prepaid expenses	7,253	16,007
Total Current assets	7,253	16,957
TOTAL ASSETS	7,253	16,957	0
Current Liabilities
Bank Overdraft	175
Accounts payable and accrued liabilities	2,451,524	1,499,396	189,015
Notes payable	35,000	35,000	35,000
Total Current Liabilities	2,486,699	1,534,396	224,014
Long Term Liabilities
Notes payable	69,069	17,000
Note payable-related party	145,484	147,813	56,133
Convertible note	2,500
TOTAL LIABILITIES	2,703,752	1,699,209	280,148
Shareholders' Deficit
Common stock value	7,677	6,677	1,387
Additional paid in capital	1,629,130	1,370,130	20
Accumulated deficit	(4,333,306)	(3,059,059)	(281,555)
Total STOCKHOLDERS' DEFICIT	(2,696,499)	(1,682,252)	(280,148)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 7,253	$ 16,957	$ 0